Receivables and Related Allowances (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts Receivable

The table below contains information about the gas utility customer accounts receivable balance (net of allowance) at December 31, 2014,

December 31, 2014
Gas utility customer accounts receivable balance (in thousands)	$136,148

Schedule of Percent of Customers by State

The table below contains information about the percentage of customers in each of the three states at December 31, 2014.
December 31, 2014
Percent of customers by state
Arizona	53%
Nevada	37%
California	10%

Schedule of Allowance for Uncollectibles

Activity in the allowance account for uncollectibles is summarized as follows (thousands of dollars):

Allowance for Uncollectibles
Balance, December 31, 2011	$3,182
Additions charged to expense	2,471
Accounts written off, less recoveries	(3,149)

Balance, December 31, 2012	2,504
Additions charged to expense	3,583
Accounts written off, less recoveries	(4,362)

Balance, December 31, 2013	1,725
Additions charged to expense	4,146
Accounts written off, less recoveries	(3,616)

Balance, December 31, 2014	$2,255